THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6077

August 8, 2008

VIA EDGAR CORRESPONDENCE

Jim O’Connor, Esq.

Securities and Exchange Commission

Division of Investment Management

450 5th Street, NW, 5-6

Washington, DC 20549

Re: Sparrow Funds (SEC File 811-08897)

Dear Mr. O’Connor:

          Enclosed for filing please find Post-Effective Amendment No. 12 (“PEA 12”) to the registration statement on Form N-1A for Sparrow Funds.

          PEA 12 has been marked to show changes. The purpose of this filing is to incorporate the changes that will be submitted to the Fund’s shareholders for approval at a meeting to be held in September 2008 (see preliminary Proxy Statement filed July 25, 2008, Accession No.: 0001035449-08-000358 ), and to separate each class of the Fund into its own prospectus. We hereby request that the SEC staff selectively review only those sections that contain material changes, which are as follows:              Prospectus

Fees and Expenses of the Fund – for each Class
How To Buy Shares

                Management of the Fund SAI

Investment Management

          We respectfully request expedited review of the revised sections only, as permitted by the February 25, 1994 generic comment letter of the SEC’s Division of Investment Management. The adviser’s target effective date for the filing is September 29, 2008, following the shareholder meeting.

          Your assistance in meeting our target effective date is sincerely appreciated. If you have any questions regarding the Fund, please contact me at (314) 552-6077.

Sincerely,

THOMPSON COBURN LLP

/s/ Rita Kazembe